                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          The Vertical Group, L.P.
                 -------------------------------
   Address:       25 DeForest Avenue
                 -------------------------------
                  Summit, NJ  07901
                 -------------------------------

                 -------------------------------

Form 13F File Number:  28-  10845
                           ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John E. Runnells
         -------------------------------
Title:    General Partner
         -------------------------------
Phone:    (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ John E. Runnells         Summit, New Jersey     April 15, 2004
   -------------------------------   ------------------    -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
    manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         19
                                        --------------------

Form 13F Information Table Value Total:   $162,377
                                        --------------------
                                             (thousands)

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -------------------------
                                                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- --------- -------- ------
Adv. Magnetics      COM              00753P103    101       9,100 SH              SOLE         N/A         9,100
Allscripts Health
  Solutions         COM              01988P108  2,316     238,800 SH              SOLE         N/A       238,800
Am. Med. Systems    COM              02744M108 10,874     409,877 SH              SOLE         N/A       409,877
Closure Med Corp    COM              189093107  2,241      81,500 SH              SOLE         N/A        81,500
Exact Sciences      COM              30063P105  5,967     761,050 SH              SOLE         N/A       761,050
Guidant             COM              401698105 18,613     293,721 SH              SOLE         N/A       293,721
Johnson & Johnson   COM              478160104  5,054      99,638 SH              SOLE         N/A        99,638
Kyphon              COM              510577100 60,115   2,514,240 SH              SOLE         N/A     2,514,240
Lifecore Biomedical COM              532187101  7,756   1,049,500 SH              SOLE         N/A     1,049,500
Lifecell            COM              531927101  5,631     686,700 SH              SOLE         N/A       686,700
McKesson            COM              58155Q103  1,037      34,474 SH              SOLE         N/A        34,474
Micro Therapeutics  COM              59500W100  2,022     481,502 SH              SOLE         N/A       481,502
Nortel Networks     COM              656568102    356      60,000 SH              SOLE         N/A        60,000
Orthologic          COM              68750J107    155      20,000 SH              SOLE         N/A        20,000
Ventana Med.        COM              92276H106  7,619     186,000 SH              SOLE         N/A       186,000
Westell Tech.       COM              957541105     73      10,000 SH              SOLE         N/A        10,000
Wright Med.         COM              98235T107  8,342     271,723 SH              SOLE         N/A       271,723
Zimmer Holdings     COM              98956P102    369       5,000 SH              SOLE         N/A         5,000
Zix Corp.           COM              98974P100 23,736   1,628,010 SH              SOLE         N/A     1,628,010